Operating expenses and cost of services	12 Months Ended
Dec. 31, 2020
Operating expenses and cost of services
Operating expenses and cost of services

17    Operating expenses and cost of services

	2020	2019	2018
	US $’000
Wages and expenses relating to seagoing personnel	9,099	10,392	10,043
Maintenance and repair of vessels	3,881	4,060	4,708
Expenses relating to fleet equipment (mainly containers and chassis)	26,598	25,560	25,743
Fuel and lubricants	361,568	386,917	536,634
Insurance	9,586	8,634	9,583
Expenses related to cargo handling	1,432,937	1,421,354	1,379,320
Port expenses	206,946	200,610	273,988
Agents’ salaries and commissions	159,134	149,210	159,790
Cost of related services and sundry	100,537	61,437	72,009
Slots purchase and hire of vessels	497,777	515,102	480,374
Hire of containers	27,049	27,417	47,421
	2,835,112	2,810,693	2,999,613